Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims

	2023			2022
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	1	–	1	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(119,784)	(364)	(120,148)	(109,920)	(380)	(110,300)
Insurance acquisition assets	8	16	24	8	14	22
Net liabilities	(119,775)	(348)	(120,123)	(109,912)	(366)	(110,278)
1    Excluding insurance acquisition assets.

	2023				2022
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
At 1 January
Insurance contract assets	–	–	–	–	184	(160)	–	24
Liabilities arising from insurance and participating investment contracts[1]	(108,846)	(471)	(603)	(109,920)	(124,053)	(179)	(653)	(124,885)
Net asset (liability)	(108,846)	(471)	(603)	(109,920)	(123,869)	(339)	(653)	(124,861)

Insurance revenue
Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	1,467	–	–	1,467	1,266	–	–	1,266
Other contracts	1,027	–	–	1,027	636	–	–	636
	2,494	–	–	2,494	1,902	–	–	1,902
Insurance service expenses
Incurred claims and other directly attributable expenses	–	52	(1,949)	(1,897)	–	44	(1,795)	(1,751)
Adjustments to liabilities for incurred claims	–	–	–	–	–	–	–	–
Losses from drawdown contract modifications	–	–	–	–	(1,242)	–	–	(1,242)
Losses and reversal of losses on onerous insurance contracts	–	58	–	58	–	(244)	–	(244)
Amortisation of insurance acquisition cash flows	(88)	–	–	(88)	(85)	–	–	(85)
	(88)	110	(1,949)	(1,927)	(1,327)	(200)	(1,795)	(3,322)
Insurance service result	2,406	110	(1,949)	567	575	(200)	(1,795)	(1,420)
Net finance income (expense) from insurance and participating investment contracts	(11,576)	(105)	(3)	(11,684)	15,885	68	(3)	15,950
Exchange differences	32	–	–	32	(94)	–	–	(94)
Total change in profit or loss	(9,138)	5	(1,952)	(11,085)	16,366	(132)	(1,798)	14,436

Investment components	8,793	–	(8,793)	–	7,285	–	(7,285)	–

Cash flows
Premiums received	(9,768)	–	–	(9,768)	(8,861)	–	–	(8,861)
Claims and other insurance service expenses paid	–	–	10,721	10,721	–	–	9,099	9,099
Insurance acquisition cash flows	203	–	–	203	200	–	–	200
	(9,565)	–	10,721	1,156	(8,661)	–	9,099	438

Transfer to other items in the balance sheet	32	–	34	66	33	–	34	67

At 31 December
Insurance contract assets	1	–	–	1	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(118,725)	(466)	(593)	(119,784)	(108,846)	(471)	(603)	(109,920)
Net asset (liability)	(118,724)	(466)	(593)	(119,783)	(108,846)	(471)	(603)	(109,920)
1    Excluding insurance acquisition assets.
Note 31: Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims continued

	2023				2022
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
At 1 January
Insurance contract assets	–	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(22)	(1)	(357)	(380)	(32)	(4)	(286)	(322)
Net asset (liability)	(22)	(1)	(357)	(380)	(32)	(4)	(286)	(322)

Insurance revenue
Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	514	–	–	514	559	–	–	559
	514	–	–	514	559	–	–	559
Insurance service expenses
Incurred claims and other directly attributable expenses	–	–	(448)	(448)	–	5	(480)	(475)
Adjustments to liabilities for incurred claims	–	–	(3)	(3)	–	–	(57)	(57)
Losses and reversal of losses on onerous insurance contracts	–	1	–	1	–	(2)	–	(2)
Amortisation of insurance acquisition cash flows	(30)		–	(30)	7	–	–	7
	(30)	1	(451)	(480)	7	3	(537)	(527)
Insurance service result	484	1	(451)	34	566	3	(537)	32
Net finance income (expense) from insurance and participating investment contracts	–	–	(6)	(6)	–	–	(2)	(2)
Exchange differences	–	–	–	–	–	–	–	–
Total change in profit or loss	484	1	(457)	28	566	3	(539)	30

Investment components	–	–	–	–	–	–	–	–

Cash flows
Premiums received	(525)	–	–	(525)	(584)	–	–	(584)
Claims and other insurance service expenses paid	–	–	475	475	–	–	468	468
Insurance acquisition cash flows	38	–	–	38	28	–	–	28
	(487)	–	475	(12)	(556)	–	468	(88)

Transfer to other items in the balance sheet	–	–	–	–	–	–	–	–

At 31 December
Insurance contract assets	–	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(25)	–	(339)	(364)	(22)	(1)	(357)	(380)
Net asset (liability)	(25)	–	(339)	(364)	(22)	(1)	(357)	(380)
1    Excluding insurance acquisition assets.